Organization and Principal Activities - Others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity [Line Items]
Minimum period to maintain structure and corporate governance	5 years	5 years
Consolidated VIEs
Variable Interest Entity [Line Items]
Net fee paid or payable to other subsidiaries of the Group by the consolidated VIEs after netting off inter-company transactions	¥ 3.8	$ 0.6	¥ 31.7	¥ 13.7